Business combinations - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 20, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Apr. 02, 2026
365Talents
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 60,414
Paid in cash	54,326
Cash holdback amount	2,688
Holdback payable	2,736
Contingent consideration	3,400
Maximum undiscounted amount	$ 5,100
Increase in goodwill		$ 1,440
Transactions cost		145	$ 884	$ 738
Revenue of acquiree since acquisition date			3,243
Net loss of acquiree since acquisition date			3,871
365Talents | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life	4 years
365Talents | Technology
Disclosure of detailed information about business combination [line items]
Useful life	5 years
365Talents | Trademarks
Disclosure of detailed information about business combination [line items]
Useful life	6 years
Zive GmbH ("Zive")
Disclosure of detailed information about business combination [line items]
Total purchase consideration					$ 7,067
Paid in cash					6,819
Cash holdback amount					248
Holdback payable					287
Transactions cost		$ 349	495	$ 0
Revenue of acquiree since acquisition date			117
Net loss of acquiree since acquisition date			428
Additional consideration to be paid based on certain employment obligations					$ 1,000
Revenue			283
Net loss			$ 895
Zive GmbH ("Zive") | Technology
Disclosure of detailed information about business combination [line items]
Useful life	5 years